SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

3.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The unaudited condensed consolidated interim financial information was prepared based on the information of Suzano and its associates on the six-month period ended June 30, 2022, as well as in accordance with consistent accounting practices and policies.

The unaudited condensed consolidated interim financial information should be read in conjunction with the annual financial statements for the year ended December 31, 2021, considering that its purpose is to provide an update on the activities, events and significant circumstances in relation to those disclosed in the consolidated financial statements. Therefore, unaudited condensed consolidated interim financial information focus on new activities, events and circumstances and do not duplicate the information previously disclosed, except when Management judges that the maintenance of the information is relevant.

The accounting policies have been consistently applied to all consolidated companies.

There were no changes on such policies and estimates calculation methodologies, except for the application of the new accounting policies as of January 1, 2022 and whose estimated impact was disclosed in the annual financial statements of December 31, 2021, as disclosed in the Note 3.1.

3.1.New accounting policies and changes in accounting policies adopted

The new standards and interpretations issued, until the issuance of the Company’s unaudited condensed consolidated interim financial information, are described below.

3.1.1.Accounting policies adopted

3.1.1.1.

Business Combination IFRS 3 – Reference to the conceptual framework(Applicable on/or after January 1, 2022. Early adoption is permitted if the entity also adopts all other updated references (published together with the updated Conceptual Framework) on the same date or earlier.

The amendments update IFRS 3 so that it refers to the 2018 Conceptual Framework instead of the 1989 Structure. It also include in IFRS 3 the requirement that, for obligations within the scope of IAS 37, the buyer applies IAS 37 to determine whether there is a present obligation on the acquisition date due to past events. For a tax within the scope of IFRIC 21 - Levies, the buyer applies IFRIC 21 to determine whether the event that resulted in the obligation to pay the tax occurred up to the date of acquisition.

The amendments add an explicit statement that the buyer does not recognize contingent assets acquired in a business combination.

The Company assessed the content of this pronouncement and did not identify any impacts.

3.1.1.2.	IAS 37 – Onerous contracts: Cost to fulfill an onerous contract (Applicable for annual periods on/or after January 1, 2022, early adoption permitted)

The amendments to IAS 37 Provisions, Contingent Liabilities and Contingent Assets clarify what “costs to fulfill a contract” represent when an onerous contract is assessed. Some entities that apply the “incremental cost” approach may have the value of their provisions increased, or new provisions recognized for onerous contracts as a result of the new definition.

The need for clarification was caused by the introduction of IFRS 15, which replaced the existing requirements related to revenue, including guidelines contained in IAS 11, which dealt with construction contracts. While IAS 11 specified which costs were included as costs to fulfill a contract, IAS 37 did not do, generating a diversity of practice. The amendment aims to clarify which costs should be included in the assessment.

The Company assessed the content of this pronouncement and did not identify any impacts.

3.1.1.3.	Property, plant and equipment - IAS 16 – Revenue earned before an asset is ready for its intended use (Applicable for annual periods beginning on/or after January 1, 2022, early adoption permitted)

In the process of building an item of property, plant and equipment for its intended use, an entity may in the same time produce and sell products generated in the process of construction of the item of property, plant and equipment. Before the change proposed by the IASB, in practice, several ways of accounting for such revenues were found. The IASB has amended the standard to provide guidance on accounting for such revenues and related production costs.

With the new proposal, the sale revenue is no longer deducted from the cost of property, plant and equipment, but is recognized in the income statement together with the production costs of these items. IAS 2 Inventories must be applied in the identification and measurement of production costs.

The Company assessed the content of this pronouncement and did not identify any impacts.

3.1.1.4.	IFRS 1 – First-time adoption of International Financial Reporting Standards (Applicable for annual periods beginning on/or after January 1, 2022, early adoption permitted)

The amendment provides additional relief to a subsidiary which becomes a first-time adopter later than its parent in respect of accounting for cumulative translation differences. As a result of the amendment, a subsidiary that uses the exemption in IFRS 1:D16(a) can now also elect to measure cumulative translation differences for all foreign operations at the carrying amount that would be included in the parent’s consolidated financial statements, based on the parent’s date of transition to IFRS Standards, if no adjustments were made for consolidation procedures and for the effects of the business combination in which the parent acquired the subsidiary. A similar election is available to an associate or joint venture that uses the exemption in IFRS 1:D16(a).

The Company assessed the content of this pronouncement and did not identify any impacts.

3.1.1.5.	IFRS 9 - Financial instruments (Applicable for annual periods beginning on/or after January 1, 2022, early adoption permitted)

The amendment clarifies that in applying the ‘10 per cent’ test to assess whether to derecognise a financial liability, an entity includes only fees paid or received between the entity (the borrower) and the lender, including fees paid or received by either the entity or the lender on the other’s behalf.

The amendment is applied prospectively to modifications and exchanges that occur on or after the date the entity first applies the amendment.

The Company assessed the content of this pronouncement and did not identify any impacts.

3.1.1.6.	IAS 41 - Agriculture (Applicable for annual periods beginning on/or after January 1, 2022, early adoption permitted)

The amendment removes the requirement in IAS 41 for entities to exclude cash flows for taxation when measuring fair value. This aligns the fair value measurement in IAS 41 with the requirements of IFRS 13 Fair Value Measurement to use internally consistent cash flows and discount rates and enables preparers to determine whether to use pretax or post-tax cash flows and discount rates for the most appropriate fair value measurement.

The amendment is applied prospectively, i.e. for fair value measurements on or after the date an entity initially applies the amendment.

The Company assessed the content of this pronouncement and did not identify any impacts.

3.1.2.Accounting policies not yet adopted

The new and changed standards and interpretations issued, but not yet adopted as of June 30, 2022, are described below. The Company intends to adopt these new standards, changes and interpretations, if applicable, when it come into force and does not expect to have a material impact on the financial statements.

3.1.2.1.

Amendments to IFRS 10 and IAS 28 – Sale or Contribution of Assets between an Investor and its Associate or Joint Venture (The effective date of the amendments has yet to be set by IASB; however, earlier application to the amendments is permitted)

The amendments to IFRS 10 and IAS 28 deal with situations where there is a sale or contribution of assets between an investor and its associate or joint venture. Specifically, the amendments state that gains or losses resulting from the loss of control of a subsidiary that does not contain a business in a transaction with an associate or a joint venture that is accounted for using the equity method, are recognised in the parent’s profit or loss only to the extent of the unrelated investors’ interests in that associate or joint venture. Similarly, gains and losses resulting from the remeasurement of investments retained in any former subsidiary (that has become an associate or a joint venture that is accounted for using the equity method) to fair value are recognised in the former parent’s profit or loss only to the extent of the unrelated investors’ interests in the new associate or joint venture.

3.1.2.2.

Presentation of the financial statements – IAS 1 – Classification of liabilities as current and non-current (Applicable for annual periods beginning on/or after January 1, 2023, early adoption permitted)

The amendments to IAS 1 affect only the presentation of liabilities as current or non-current in the balance sheet and not the amount or the time of recognition of any asset, liability, income or expense, or the information disclosed about these items.

The amendments clarify that the classification of liabilities as current or non-current is based on the rights existing at the balance sheet date, specify that the classification is not affected by expectations about whether an entity will exercise its right to postpone the settlement of the liability, explain that the rights exist if restrictive clauses are complied with at the balance sheet date, and introduce the definition of 'settlement' to clarify that refers to the transfer to a counterparty; a cash value, equity instruments, other assets or services.

3.1.2.3.

Amendments to IAS 1 and IFRS Practice Statement 2 Making Materiality Judgements – Disclosure of Accounting Policies (Applicable for annual periods beginning on/or after January 1, 2023, early adoption permitted)

The amendments change the requirements in IAS 1 with regard to disclosure of accounting policies. The amendments replace all instances of the term ‘significant accounting policies’ with ‘material accounting policy information’. Accounting policy information is material if, when considered together with other information included in an entity’s financial statements, it can reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements.

The supporting paragraphs in IAS 1 are also amended to clarify that accounting policy information that relates to immaterial transactions, other events or conditions is immaterial and need not be disclosed. Accounting policy information may be material because of the nature of the related transactions, other events or conditions, even if the amounts are immaterial. However, not all accounting policy information relating to material transactions, other events or conditions is itself material.

3.1.2.4.	Amendments to IAS 8 Definition of Accounting Estimates (Applicable for annual periods beginning on/or after January 1, 2023)

The amendments replace the definition of a change in accounting estimates with a definition of accounting estimates. Under the new definition, accounting estimates are “monetary amounts in financial statements that are subject to measurement uncertainty”. The definition of a change in accounting estimates was deleted. However, the Board retained the concept of changes in accounting estimates in the Standard with the following clarifications:

(i)	A change in accounting estimate that results from new information or new developments is not the correction of an error
(ii)	The effects of a change in an input or a measurement technique used to develop an accounting estimate are changes in accounting estimates if they do not result from the correction of prior period errors
3.1.2.5.	Amendments to IAS 12 – Deferred tax related to assets and liabilities arising from a single transaction (Applicable for annual periods beginning on/or after January 1, 2023)

The amendments introduce a further exception from the initial recognition exemption. Under the amendments, an entity does not apply the initial recognition exemption for transactions that give rise to equal taxable and deductible temporary differences.

Depending on the applicable tax law, equal taxable and deductible temporary differences may arise on initial recognition of an asset and liability in a transaction that is not a business combination and affects neither accounting nor taxable profit. For example, this may arise upon recognition of a lease liability and the corresponding right-of-use asset applying IFRS 16 at the commencement date of a lease.

Following the amendments to IAS 12, an entity is required to recognise the related deferred tax asset and liability, with the recognition of any deferred tax asset being subject to the recoverability criteria in IAS 12.

The amendments apply to transactions that occur on or after the beginning of the earliest comparative period presented. In addition, at the beginning of the earliest comparative period an entity recognises:

(i)	a deferred tax asset (to the extent that it is probable that taxable profit will be available against which the deductible temporary difference can be utilised) and a deferred tax liability for all deductible and taxable temporary differences associated with:
●	right-of-use assets and lease liabilities; and
●	decommissioning, restoration and similar liabilities and the corresponding amounts recognised as part of the cost of the related asset.
(ii)	the cumulative effect of initially applying the amendments as an adjustment to the opening balance of retained earnings (or other component of equity, as appropriate) at that date.